Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Cash collateral - netted
Cash collateral paid	SFr 21,195	SFr 22,022	SFr 23,288
Cash collateral received	14,376	14,165	14,996
Cash collateral - not netted
Cash collateral paid	7,488	6,330	5,141
Cash collateral received	8,761	SFr 8,749	8,644
Bank
Cash collateral - netted
Cash collateral paid	21,252		23,587
Cash collateral received	14,376		14,996
Cash collateral - not netted
Cash collateral paid	7,488		5,142
Cash collateral received	SFr 8,761		SFr 8,644